GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill Activity

	For the periods ended
	September 30, 2013	December 31, 2012

Goodwill at beginning of period	$79,809	$1,189,661
Impairment	-	(1,109,852)
Goodwill at end of period	$79,809	$79,809

Goodwill consists of:	September 30,	December 31,
	2013	2012

Interim Healthcare of Wyoming - Billings	$79,809	$79,809
Total Goodwill	$79,809	$79,809

	For the Years Ended
	December 31, 2012	December 31, 2011

Goodwill at beginning of period	$1,189,661	$1,920,486
Impairment	(1,109,852)	(730,825)
Goodwill at end of period	$79,809	$1,189,661

Goodwill consists of:	December 31,	December 31,
	2012	2011
Interim Healthcare of Wyoming - Casper	$0	$585,881
Interim Healthcare of Wyoming - Billings	79,809	603,780
Total Goodwill	$79,809	$1,189,661